Goldman Sachs China Equity Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs China Equity Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	1,163
Expense Example, with Redemption, 5 Years	1,660
Expense Example, with Redemption, 10 Years	3,024
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,548
Expense Example, with Redemption, 10 Years	3,349
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,245
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,361
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	$ 2,235